Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Accrued Expenses And Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Liabilities

	2023	2022
	(in € millions)
Non-current
Other accrued liabilities	26	28
Total	26	28
Current
Accrued fees to rights holders	1,826	1,665
Accrued salaries, vacation, severance, and related taxes	273	120
Accrued social costs for options and RSUs	57	7
Accrued operating liabilities	163	194
Other accrued expenses	121	107
Total	2,440	2,093